Shareholder Report, Holdings (Details)	May 31, 2024
C000169568 | Despegar.com Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169568 | Grupo Financiero Galicia S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169568 | International Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169568 | Turkiye Sigorta A/S
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169568 | John Wood Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169568 | Tidewater, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169568 | Teck Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169568 | Hammerson plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169568 | Wheaton Precious Metals Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169568 | Conduit Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169568 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000169568 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169568 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169568 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169568 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169568 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169568 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169568 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169568 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169568 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169568 | Canada
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000169568 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169568 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169568 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169568 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169568 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169568 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000169568 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000169568 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000169568 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000169568 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	87.40%
C000169568 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169568 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	5.70%
C000169569 | Despegar.com Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169569 | Grupo Financiero Galicia S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169569 | International Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169569 | Turkiye Sigorta A/S
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169569 | John Wood Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169569 | Tidewater, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169569 | Teck Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169569 | Hammerson plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169569 | Wheaton Precious Metals Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169569 | Conduit Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169569 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000169569 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169569 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169569 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169569 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169569 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169569 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169569 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169569 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169569 | Canada
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000169569 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169569 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169569 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169569 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169569 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000169569 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000169569 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000169569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000169569 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	87.40%
C000169569 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169569 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	5.70%